Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Jul. 31, 2012 sqft	Jul. 31, 2011	Jul. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 3,146,000
2014	4,213,000
2015	4,102,000
2016	4,092,000
2017	4,062,000
2018 and Thereafter	13,227,000
Total	32,842,000
Rent expense	2,000,000	1,800,000	1,200,000
Area in lease agreement (in square feet)	63,000
Letter of Credit [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Standby letter of credit	3,200,000
After February 2013 [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Area in lease agreement (in square feet)	127,000
Lease term	8 years
After February 2013 [Member] | Minimum [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Rent expense	3,200,000
After February 2013 [Member] | Maximum [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Rent expense	3,900,000
Leasehold improvements [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Leasehold improvements	6,000,000
Lessor leasehold incentives	$ 700,000